Property, Plant and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, equipment and leasehold improvement	As of June 30, 2022 and March 31, 2023, property, equipment and leasehold improvement consisted of the following:
	As of June 30,	As of March 31,
	2022	2023
Leasehold improvement	$433	$301,943
Office and other equipment	146,798	146,791
Furniture and fixture	-	193,563
	147,231	642,297
Less: accumulated depreciation	(33,206)	(54,084)
Total	$114,025	$588,213

	As of June 30,
	2021	2022
Leasehold improvement	$438	$433
Office and other equipment	25,277	146,798
	25,715	147,231
Less: accumulated depreciation	(22,804)	(33,206)
Total	$2,911	$114,025